Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not pay cash compensation in the form of annual base salaries to our NEOs, and typically do not pay cash bonus because the chief element of our compensation program is the annual granting of long-term incentive awards. Since June of 2022, each NEO began receiving their stock awards as fixed dollar awards based on review of peer market data rather than historical number of shares compared as reasonable to the established peer group. Fixed dollar amounts based on peer market data are the prevalent practice when awarding long-term incentives.

The Compensation Committee believes that linking executive compensation to corporate performance results in a better alignment of compensation with corporate business goals and shareholder value. Long-term incentive awards are granted to motivate and encourage excellent service and to reward our NEOs for their respective contributions. Long-term incentive compensation is based, in part, on our performance and the value received by shareholders. As we improve our performance, resulting in increased value to shareholders, our executives and other personnel are rewarded commensurately.

The Compensation Committee generally grants annual equity awards on a specific date, that is scheduled in advance, which coincides with a regularly scheduled meeting of the Compensation Committee and the Board of Trustees held during the second quarter of each year. In certain circumstances, such as new hires or promotions, equity awards may be granted on other dates on which there is a regularly scheduled meeting of the Compensation Committee and the Board of Trustees. We do not have any plans to select equity award grant dates for our NEOs in coordination with the release of material non-public information. Typically, equity awards are granted to our NEOs at the same time as equity awards are granted to other personnel. The Compensation Committee believes that equity awards can be effective in achieving our compensation objectives because they provide strong retention incentive for our NEOs and other personnel and align the value of the award with our stock price performance. The Compensation Committee provides that equity awards, typically granted in the form of restricted stock, shall earn dividends, however, the dividends applicable to restricted stock awards are deferred and accumulated until the restricted stock becomes vested.

Award Timing Method	The Compensation Committee generally grants annual equity awards on a specific date, that is scheduled in advance, which coincides with a regularly scheduled meeting of the Compensation Committee and the Board of Trustees held during the second quarter of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false